Lease Liabilities - Summary of Lease Liabilities (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2019 CAD ($)
Lease Liabilities [Abstract]
As at January 1, 2019			$ 1,494
Additions			133
Interest Expense – Lease Liabilities (Note 14)	$ 20	$ 39	39
Lease Payments			(108)
Foreign Currency Translation and Other			(12)
As at June 30, 2019	1,546	1,546	1,546
Lease Liabilities	149	149	149
Lease Liabilities	$ 1,397	$ 1,397	$ 1,397